Organization and Nature of Business (Details)	6 Months Ended
Jun. 30, 2024
Tantech Holdings Ltd
Date of incorporation	Nov. 09, 2010
Percentage of Ownership	0.00%
USCNHK Group Limited
Date of incorporation	Oct. 17, 2008
Percentage of Ownership	100.00%
EAG International Vantage Capitals Limited
Date of incorporation	Apr. 27, 2015
Percentage of Ownership	100.00%
Tantech Holdings (Lishui) Co. Ltd
Date of incorporation	Apr. 07, 2016
Percentage of Ownership	100.00%
Euroasia New Energy Automotive (Jiangsu) Co. Ltd.
Date of incorporation	Oct. 24, 2017
Percentage of Ownership	100.00%
Shanghai Jiamu Investment Management Co., Ltd
Date of incorporation	Jul. 14, 2015
Percentage of Ownership	100.00%
Hangzhou Wangbo Investment Management Co., Ltd
Date of incorporation	Feb. 02, 2016
Percentage of Ownership	100.00%
Hangzhou Jiyi Investment Management Co., Ltd
Date of incorporation	Feb. 02, 2016
Percentage of Ownership	100.00%
Shangchi Automobile Co., Ltd. ("Shangchi Automobile")
Date of incorporation	Jul. 12, 2017
Percentage of Ownership	51.00%
Shenzhen Yimao New Energy Sales Co., Ltd
Date of incorporation	Nov. 13, 2018
Percentage of Ownership	100.00%
Lishui Xincai Industrial Co., Ltd. ("Lishui Xincai")
Date of incorporation	Dec. 14, 2017
Percentage of Ownership	100.00%
Hangzhou Tanbo Tech Co., Ltd. ("Tanbo Tech")
Date of incorporation	Dec. 08, 2015
Percentage of Ownership	100.00%
Zhejiang Zhugu Xingqi Technology Co., Ltd. ("Zhugu Xingqi")
Date of incorporation	Aug. 10, 2023
Percentage of Ownership	100.00%
Zhejiang Jiangshanilai Technology Co., Ltd. ("Shangnilai")
Date of incorporation	Nov. 12, 2020
Percentage of Ownership	100.00%
Lishui Smart New Energy Automobile Co., Ltd. ("Lishui Smart")
Date of incorporation	Nov. 16, 2020
Percentage of Ownership	100.00%
Gangyu Trading (Jiangsu) Co., Ltd. ("Gangyu Trading")
Date of incorporation	Aug. 10, 2021
Percentage of Ownership	100.00%
Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. ("Shangchi Intelligent Equipment")
Date of incorporation	Aug. 26, 2021
Percentage of Ownership	100.00%
Shanghai Wangju Industrial Group Co., Ltd. ("Shanghai Wangju")
Date of incorporation	Sep. 23, 2021
Percentage of Ownership	100.00%
Eurasia Holdings (Zhejiang) Co., Ltd. ("Eurasia Holdings")
Date of incorporation	Jul. 15, 2021
Percentage of Ownership	100.00%
Hangzhou Eurasia Supply Chain Co., Ltd. ("Eurasia Supply")
Date of incorporation	Aug. 04, 2021
Percentage of Ownership	100.00%
Zhejiang Shangchi Medical Equipment Co., Ltd. ("Shangchi Medical")
Date of incorporation	Nov. 13, 2021
Percentage of Ownership	100.00%
Shenzhen Shangdong Trading Co., Ltd. ("Shenzhen Shangdong")
Date of incorporation	Jul. 13, 2016
Percentage of Ownership	100.00%
China East Trade Co., Ltd. ("China East")
Date of incorporation	Feb. 15, 2018
Percentage of Ownership	100.00%
First International Commercial Factoring (Shenzhen) Co., Ltd. ("First International")
Date of incorporation	Jul. 27, 2017
Percentage of Ownership	75.00%
Shangchi Automobile Co., Ltd By Jiyi
Percentage of Ownership	19.00%
First International Commercial Factoring (Shenzhen) Co., Ltd. ("First International") China East
Percentage of Ownership	25.00%